CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2015
CONVERTIBLE SENIOR NOTES [Abstract]
CONVERTIBLE SENIOR NOTES
16.	CONVERTIBLE SENIOR NOTES

On December 4, 2013, the Company issued US400,000, including an US$50,000 overallotment option (the “Overallotment Option”) which was exercised on January 3, 2014, of convertible senior notes which will mature on December 15, 2018 (collectively the “December 2018 Notes”). The total net proceeds of the December 2018 Notes were US$390,455.

On September 24, 2015, the Company issued (i) 3,418,803 Class A ordinary shares for US$100,000 and (ii) US$100,000 of convertible notes which will mature on September 24, 2022 (the “September 2022 Notes”) to Safari Group. The Safari Group is beneficially owned by the Carlyle Group (“Carlyle”) (72%) and Ateefa Limited, a company owned by Vincent Tianquan Mo (28%). A representative of Carlyle is entitled to hold a seat on the Company’s board of directors so long as Carlyle continues to beneficially own at least 1% of the Company’s total outstanding share capital calculated on a fully-diluted basis. The total net proceeds from the Class A ordinary shares and the September 2022 Notes were US$199,645.

On November 4, 2015, the Company issued (i) an aggregate of 8,436,581 Class A shares for an total consideration of US$246,770 and (ii) US$200,000 of convertible notes which will mature on November 3, 2022 (the “November 2022 Notes”). The total net proceeds from the Class A ordinary shares and the November 2022 Notes were US$446,059.

The December 2018 Notes, the September 2022 Notes and the December 2022 Notes bear interest at the rate of 2.00%, 1.50% and 1.50% per annum, respectively, payable semi-annually. The December 2018 Notes, September 2022 Notes and November 2022 Notes are collectively referred to as the “Notes”.

The Group intends to use the total proceeds of the Notes for general corporate purposes, including development of new products and services, working capital, capital expenditures, business expansion and potential business acquisitions, technologies and/or products.

The Notes are senior unsecured obligations and rank (i) senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the Notes; (ii) equal in right of payment to any of the Company’s unsecured indebtedness that is not so subordinated; (iii) effectively junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness; and (iv) structurally junior to all indebtedness and other liabilities of the subsidiaries or consolidated controlled entities of the Company.

The investors may redeem the Notes at any time in whole or in part at specified conversion prices. Additionally, investors of the December 2018 Notes have the right to require the Company to repurchase for cash all or part of their notes on December 15, 2016. As a result, the December 2018 Notes were reclassified to current as of December 31, 2015.

The issuance costs of US$9,545, US$355 and US$711 of the December 2018 Notes, the September 2022 Notes and the November 2022 Notes, respectively, were capitalized in “other non-current assets” on the consolidated balance sheets and amortized as interest expense using the effective interest rate method through the maturity date of the respective Notes. The effective interest rate was 2.86%, 1.56% and 2.46% for the December 2018 Notes, the September 2022 Notes and the November 2022 Notes, respectively. For the years ended December 31, 2013, 2014 and 2015, the Group recognized interest expense related to the Notes of nil, US$8,111 and US$8,904, respectively.

Accounting treatments

The Notes were originally recorded as long-term debt. The Group evaluated the embedded conversion features contained in the Notes in accordance with ASC 815-40-15 and ASC 815-40-25-7 to ASC 815-40-25-35 to determine if the conversion options require bifurcation.

The conversion option was not required to be bifurcated because the conversion options of the December 2018 Notes and the September 2022 Notes are indexed to the Company’s ADSs and Class A ordinary shares, respectively, and meet all additional conditions for equity classification. Since the conversion options were not required to be bifurcated, the Group then determined if there were any beneficial conversion features (“BCF”) in accordance with ASC 470-20. The Company assessed the embedded conversion option feature of the December 2018 Notes and the September 2022 Notes and concluded that there is no BCF because the effective conversion price of the December 2018 Notes and the September 2022 Notes exceeded the fair value of the Company’s ADSs and Class A ordinary shares at their respective commitment dates. For the November 2022 Notes, the Company recognized a BCF of US$12,113 through a credit to additional paid-in capital because the fair value per Class A ordinary share of US$38.00 exceeded the most favorable conversion price of US$35.83 at the commitment date on November 4, 2015. The resulting discount of US$12,113 to the November 2022 Notes is then accreted to the redemption value as interest expense using the effective interest method through the consolidated statements of comprehensive income (loss) over the term of the November 2022 Notes. The accretion charge for the year ended December 31, 2015 was insignificant.

In connection with the make-whole fundamental change provision, the number of ADSs and Class A ordinary shares issuable upon conversion of the Notes will be increased if the Holders decide to convert. As (i) the fair value of the ADSs into which the December 2018 Notes is convertible plus the make-whole ADSs and (ii) the fair value of the Class A ordinary shares into which the September 2022 Notes and the November 2022 Notes are convertible plus the make-whole Class A ordinary shares do not approximate the fair value at the settlement date, the make-whole features are not indexed to the Company’s ADSs for the December 2018 Notes and Class A ordinary shares for the September 2022 and the November 2022 Notes, and are required to be bifurcated. The fair values of the make-whole features were insignificant for the years ended December 31, 2013, 2014 and 2015.

The Company evaluated the embedded contingent redemption features contained in the Notes in accordance with ASC 815. The contingent redemption features were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the Notes were not issued at a substantial discount and are puttable at par.

The Company evaluated the contingent interest features contained in the Notes in accordance with ASC 815 to determine if these features require bifurcation. Certain embedded contingent interest features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. Accordingly, these embedded contingent interest features were bifurcated from the Notes on the issuance date but their values were insignificant for the years ended December 31, 2013, 2014 and 2015. For the embedded contingent interest features not bifurcated from the December 2018 Notes, the Company determined whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of occurrence of such default events is remote, the Company determined that a liability was not probable and no accrual was made as of December 31, 2014 and 2015. The Group will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

As of December 31, 2015, aggregate future principal payments for long-term debt, including short-term loans (Note 13) were as follows:

US$

2016	100,000
2017	-
2018	400,000
2019	-
2020 and thereafter	300,000

800,000